Employee Benefits Expenses - Schedule of Allocation of Employee Benefits Expenses (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allocation of Employee Benefits Expenses [Abstract]
Cost of sales, note 17	S/ 188,685	S/ 158,103	S/ 125,318
Administrative expenses, note 18	164,987	136,776	125,072
Selling and distribution expenses, note 19	49,030	43,700	41,642
Miscellaneous expenses	219	342
Total employee benefits expenses	S/ 402,921	S/ 338,921	S/ 292,032